Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Details) - Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Expected Term [Member] | Series B Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term	2 months 15 days
Measurement Input, Expected Term [Member] | Simple Agreement Ffor Future Equity [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term	1 month 6 days	4 months 24 days	3 months 18 days
Measurement Input, Expected Term [Member] | Simple Agreement Ffor Future Equity [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term	1 year 6 months	3 years	1 year 9 months 18 days
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term	2 months 12 days	6 months	8 months 12 days
Measurement Input, Expected Term [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term	2 years	2 years	2 years
Measurement Input, Expected Term [Member] | Notes Payable to Banks [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term		2 months 12 days
Measurement Input Probability [Member] | Scenario 1 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	80.0	20.0	10.0
Measurement Input Probability [Member] | Scenario 2 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	10.0	70.0	80.0
Measurement Input Probability [Member] | Scenario 3 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	10.0	10.0	10.0
Measurement Input Probability [Member] | SPAC Scenario [Member] | Series B Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	75.0
Measurement Input Probability [Member] | Non-SPAC Scenario [Member] | Series B Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	25.00
Measurement Input Probability [Member] | Convertible Notes Payable [Member] | Scenario 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	70.0	0.0	80.0
Measurement Input Probability [Member] | Convertible Notes Payable [Member] | Scenario 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	30.0	100.0	20.0
Measurement Input, Risk Free Interest Rate [Member] | Scenario 1 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	15.0	13.4	11.0
Measurement Input, Risk Free Interest Rate [Member] | Scenario 2 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	15.0	13.4	11.0
Measurement Input, Risk Free Interest Rate [Member] | Scenario 3 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	14.7	13.1	11.0
Measurement Input, Risk Free Interest Rate [Member] | SPAC Scenario And Non-SPAC Scenario [Member] | Series B Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	40
Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member] | Scenario 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	15.0	13.4	0.3
Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member] | Scenario 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	15.0	13.4	11.0
Measurement Input, Risk Free Interest Rate [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	3.2	3.2	0.3
Measurement Input, Risk Free Interest Rate [Member] | Notes Payable to Banks [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		10.7
Measurement Input, Option Volatility [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	40.0	40.0	40.0
Measurement Input, Expected Dividend Rate [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	0.0	0.0	0.0